As filed with the Securities and Exchange Commission on July 30, 2012.

Registrations Nos. 333-93059

811-08946

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 46	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 344	☒

(Check appropriate box or boxes)

SEPARATE ACCOUNT A

(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY

(Name of Depositor)

700 Newport Center Drive

Newport Beach, California 92660

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-3943

(Depositor’s Telephone Number, including Area Code)

Brandon J. Cage

Assistant Vice President

Pacific Life Insurance Company

700 Newport Center Drive

Newport Beach, California 92660

(Name and address of agent for service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485
☒	on October 1, 2012 pursuant to paragraph (a) (1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in the Separate Account Under Pacific Innovations and Pacific Innovations Select individual flexible premium deferred variable annuity contracts.

Filing Fee: None

Prospectus

(Included in Registrant’s Form N-4, File No. 333-93059, Accession No. 0000950123-12-006356 filed on April 23, 2012, and incorporated by reference herein.)

SAI

(Included in Registrant’s Form N-4, File No. 333-93059, Accession No. 0000950123-12-006356 filed on April 23, 2012, and incorporated by reference herein.)

Supplement Dated October 1, 2012 To The Prospectus Dated May 1, 2012

For The Pacific Portfolios For Chase And Pacific Innovations

Variable Annuity Contracts Issued By Pacific Life Insurance Company

Capitalized terms used in this supplement are defined in the applicable Prospectus unless otherwise defined herein. “We,” “us,” or “our” refer to Pacific Life Insurance Company; “you” or “your” refer to the Contract Owner.

This supplement must be preceded or accompanied by the applicable Prospectus dated May 1, 2012, as supplemented.

The purpose of this supplement is to modify the annual charges for certain optional living benefit riders and to add additional Investment Options.

For Income Access and Guaranteed Protection Advantage 3 optional living benefit riders with a Rider Effective Date on or after October 1, 2012, all references in the Prospectus to the current/annual charge percentage and the maximum annual charge percentage will change to the following:

	Current/Annual Charge Percentage	Maximum Annual Charge Percentage
Income Access	1.10%	1.75%
Guaranteed Protection Advantage 3 (GPA 3)	1.30%	1.75%

If you purchased the above referenced riders and your Rider Effective Date is before October 1, 2012, the rider charge percentage changes do not apply to you.

Effective October 1, 2012, all references in the Prospectus to the current/annual charge percentage for the following optional living benefit riders will change to the following:

Current/Annual Charge Percentage
CoreIncome Advantage Plus (Single)	0.40%
CoreIncome Advantage Plus (Joint)	0.60%
CoreIncome Advantage 5 Plus (Single)	0.80%
CoreIncome Advantage 5 Plus (Joint)	1.00%
CoreIncome Advantage 5	0.80%
CoreProtect Advantage	1.00%

If you purchased one of the above referenced riders and your Rider Effective Date is before October 1, 2012, the new percentage will not apply unless a Reset occurs as disclosed in your Prospectus. The Maximum Annual Charge Percentage is not changing for any of the optional riders listed above. Please see the CHARGES, FEES AND DEDUCTIONS – Optional Rider Charges section and the OPTIONAL LIVING BENEFIT RIDERS section in the Prospectus for complete information.

On or about October 1, 2012, the following Investment Options will be available:

PACIFIC SELECT FUND	INVESTMENT GOAL	MANAGER
Global Absolute Return	Seeks to provide total return.	Eaton Vance Management
Currency Strategies	Seeks to provide total return.	UBS Global Asset Management (Americas), Inc.
Precious Metals	Seeks long-term growth of capital.	Wells Capital Management Incorporated

For more information on the new Pacific Select Fund portfolios, including a discussion of the investment techniques, charges and expenses, and risks associated with each portfolio’s investments, see the Pacific Select Fund prospectus. You can obtain a Pacific Select Fund prospectus by contacting your financial advisor or online at www.PacificLife.com/PacificSelectFund.htm.

Supplement Dated October 1, 2012 To The Prospectus Dated May 1, 2012

For The Pacific Voyages, Pacific Odyssey, Pacific Innovations Select, Pacific One Select, Pacific One, Pacific Portfolios,

Pacific Value, And Pacific Value Edge Variable Annuity Contracts Issued By Pacific Life Insurance Company

Capitalized terms used in this supplement are defined in the applicable Prospectus unless otherwise defined herein. ‘‘We,’’ ‘‘us,’’ or ‘‘our’’ refer to Pacific Life Insurance Company; ‘‘you’’ or ‘‘your’’ refer to the Contract Owner.

This supplement must be preceded or accompanied by the applicable Prospectus dated May 1, 2012, as supplemented.

The purpose of this supplement is to modify the annual charges for certain optional living benefit riders and to add additional Investment Options.

For Income Access and Guaranteed Protection Advantage 3 optional living benefit riders with a Rider Effective Date on or after October 1, 2012, all references in the Prospectus to the current/annual charge percentage and the maximum annual charge percentage will change to the following:

	Current/Annual Charge Percentage	Maximum Annual Charge Percentage
Income Access	1.10%	1.75%
Guaranteed Protection Advantage 3 (GPA 3)	1.30%	1.75%

If you purchased the above referenced riders and your Rider Effective Date is before October 1, 2012, the rider charge percentage changes do not apply to you.

Effective October 1, 2012, all references in the Prospectus to the current/annual charge percentage for the following optional living benefit riders will change to the following:

Current/Annual Charge Percentage
CoreIncome Advantage Plus (Single)	0.40%
CoreIncome Advantage Plus (Joint)	0.60%
CoreIncome Advantage 5 Plus (Single)	0.80%
CoreIncome Advantage 5 Plus (Joint)	1.00%
CoreIncome Advantage	0.40%
CoreIncome Advantage 5	0.80%
CoreProtect Advantage	1.00%

If you purchased one of the above referenced riders and your Rider Effective Date is before October 1, 2012, the new percentage will not apply unless a Reset occurs as disclosed in your Prospectus. The Maximum Annual Charge Percentage is not changing for any of the optional riders listed above. Please see the CHARGES, FEES AND DEDUCTIONS – Optional Rider Charges section and the OPTIONAL LIVING BENEFIT RIDERS section in the Prospectus for complete information.

On or about October 1, 2012, the following Investment Options will be available:

PACIFIC SELECT FUND	INVESTMENT GOAL	MANAGER
Global Absolute Return	Seeks to provide total return.	Eaton Vance Management
Currency Strategies	Seeks to provide total return.	UBS Global Asset Management (Americas), Inc.
Precious Metals	Seeks long-term growth of capital.	Wells Capital Management Incorporated

For more information on the new Pacific Select Fund portfolios, including a discussion of the investment techniques, charges and expenses, and risks associated with each portfolio’s investments, see the Pacific Select Fund prospectus. You can obtain a Pacific Select Fund prospectus by contacting your financial advisor or online at www.PacificLife.com/PacificSelectFund.htm.

PART II

Part C: OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

Part A: None

Part B:

(1)	Registrant’s Financial Statements

Audited Financial Statements dated as of December 31, 2011 and for each of the periods presented which are incorporated by reference from the 2011 Annual Report include the following for Separate Account A:

Statements of Assets and Liabilities

Statements of Operations

Statements of Changes in Net Assets

Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

(2)	Depositor’s Financial Statements

Audited Consolidated Financial Statements dated as of December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011, included in Part B include the following for Pacific Life:

Independent Auditors’ Report

Consolidated Statements of Financial Condition

Consolidated Statements of Operations

Consolidated Statements of Stockholder’s Equity

Consolidated Statements of Cash Flows

Notes to Consolidated Financial Statements

(b)	Exhibits

1.	(a)	Resolution of the Board of Directors of the Depositor authorizing establishment of Separate Account A and Memorandum establishing Separate Account A.[1]

	(b)	Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws.[1]

2.	Not applicable

3.	(a)	Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company and Pacific Select Distributors, Inc (PSD)[34]

	(b)	Form of Selling Agreement between Pacific Life, PSD and Various Broker-Dealers[20]

4.	(a)	(1) Pacific Innovations—Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 10-12600)[1]

(2) Pacific Innovations Select—Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 10-10300)[11]

	(b)	Qualified Pension Plan Rider (Form No. R90-PEN-V)[1]

	(c)	(1) 403(b) Tax-Sheltered Annuity Rider[10]

(2) 403(b) Tax-Sheltered Annuity Rider (Form No. 20-1156)[27]

	(d)	Section 457 Plan Rider (Form No. 24-123799)[1]

	(e)	Individual Retirement Annuity Rider (Form No. 20-18900)[11]

	(f)	Roth Individual Retirement Annuity Rider (Form No. 20-19000)[11]

	(g)	SIMPLE Individual Retirement Annuity Rider (Form No. 20-19100)[11]

	(h)	Qualified Retirement Plan Rider[10]

	(i)	(1) Pacific Innovations—Stepped-Up Death Benefit Rider (Form No. 20-12601)[1]

(2) Pacific Innovations Select—Stepped-Up Death Benefit Rider (Form No. 20-13500)[5]

	(j)	(1) Premier Death Benefit Rider (Form No. 20-12602)[1]

(2) Premier Death Benefit Rider (Form No. 20-18000)[11]

	(k)	Guaranteed Earnings Enhancement (EEG) Rider (Form No. 20-14900)[6]

	(l)	Guaranteed Income Advantage (GIA) Rider (Form No. 20-15100)[8]

	(m)	Guaranteed Protection Advantage (GPA) Rider (Form No. 20-16200)[9]

	(n)	Guaranteed Protection Advantage 5 Rider (Form No. 20-19500)[14]

	(o)	(1) Income Access Rider (Form No. 20-19800)[12]

(2) Income Access Rider (Form No. 20-1104)[15]

(3) Income Access Endorsement (Form No. 15-1122)[18]

(4) Excess Withdrawal Endorsement (Form No. 15-1152C)[25]

	(p)	(1) DCA Plus Fixed Option Rider (Form No. 20-1103)[14]

(2) DCA Plus Fixed Option Rider (Form No. ICC 11:20-1219)[35]

	(q)	Guaranteed Income Advantage II Rider (Form No. 20-1109)[15]

	(r)	Guaranteed Income Advantage 5 Rider (Form No. 20-1102)[15]

	(s)	Guaranteed Income Annuity Rider (Form No. 20-1118)[16]

	(t)	(1) Guaranteed Withdrawal Benefit Rider (Form No. 20-1119); also Known as Income Access Plus Rider[16]

(2) Guaranteed Withdrawal Benefit Endorsement (Form No. 15-1123)[18]

(3) Excess Withdrawal Endorsement (Form No. 15-1152E)[26]

	(u)	(1) Enhanced Guaranteed Withdrawal Benefit Rider (Form No. 20-1120)[19]

(2) Excess Withdrawal Endorsement (Form No. 15-1152A)[26]

	(v)	(1) 5% Guaranteed Withdrawal Benefit Rider (Form No. 20-1131)[21]

(2) Excess Withdrawal Endorsement (Form No. 15-1152)[25]

	(w)	(1) Joint Life 5% Guaranteed Withdrawal Benefit Rider (Form No. 20-1135)[22]

(2) Excess Withdrawal Endorsement (Form No. 15-1152B)[25]

	(x)	Guaranteed Protection Advantage 3 Rider (Form No. 20-1145)[23]

	(y)	(1) Guaranteed Withdrawal Benefit II Rider (Form No. 20-1146)[23]

(2) Excess Withdrawal Endorsement (Form No. 15-1152)[25]

	(z)	Guaranteed Withdrawal Benefit III Rider (Form No. 20-1153)[25]

	(aa)	Guaranteed Withdrawal Benefit Rider (Form No. 20-1154)[25]

	(bb)	Joint Life Guaranteed Withdrawal Benefit Rider (Form No. 20-1155)[25]

	(cc)	Core Withdrawal Benefit Rider (Form No. 20-1162)[28]

	(dd)	Guaranteed Withdrawal Benefit IV Rider (Form No. 20-1176)[29]

	(ee)	Core Withdrawal Benefit II Rider (Form No. 20-1178)[30]

	(ff)	Guaranteed Withdrawal Benefit V Rider—Single Life (Form No. ICC 10:20-1194)[31]

	(gg)	Guaranteed Withdrawal Benefit V Rider—Joint Life (Form No. ICC 10:20-1195)[31]

	(hh)	Guaranteed Withdrawal Benefit VII Rider—Single Life (Form No. ICC 11:20-1204)[33]

	(ii)	Guaranteed Withdrawal Benefit VII Rider—Joint Life (Form No. ICC 11:20-1205)[33]

5.	(a)	(1) Pacific Innovations—Variable Annuity Application (Form No. 25-12610)[4]

(2) Pacific Innovations Select—Variable Annuity Application (Form No. 25-10350)[20]

	(b)	Variable Annuity PAC APP[1]

	(c)	Application/Confirmation Form[2]

	(d)	Guaranteed Income Advantage (GIA) Rider Request (Form No. 1209-1A)[9]

	(e)	Guaranteed Earnings Enhancement (EEG) Rider Request Application[6]

	(f)	Guaranteed Protection Advantage (GPA) Rider Request (Form No. 55-16600)[9]

	(g)	Guaranteed Protection Advantage 5 Rider Request Form (Form No. 2311-BA)[12]

	(h)	Income Access Rider Request Form (Form No. 2315-3A)[12]

6.	(a)	Pacific Life’s Articles of Incorporation[1]

	(b)	By-laws of Pacific Life[1]

	(c)	Pacific Life’s Restated Articles of Incorporation[20]

	(d)	By-laws of Pacific Life As Amended September 1, 2005[20]

7.	Form of Reinsurance Agreement[24]

8.	(a)	Pacific Select Fund Participation Agreement[7]

	(b)	Fund Participation Agreement Between Pacific Life Insurance Company, Pacific Select Distributors Inc., American Funds Insurance Services, American Funds Distributors, and Capital Research and Management Company.[17]

	(c)	Form of AllianceBernstein Variable Products Series Fund, Inc. Participation Agreement[25]

	(d)	Form of BlackRock Variable Series Fund, Inc. Participation Agreement[25]

(1) Amendment to Participation Agreement[30]

	(e)	Form of Franklin Templeton Variable Insurance Products Trust Participation Agreement[25]

(1) First Amendment to Participation Agreement[30]

(2) Second Amendment to Participation Agreement[33]

	(f)	Form of AllianceBernstein Investments, Inc. Administrative Services Agreement[25]

	(g)	Form of BlackRock Distributors, Inc. Administrative Services Agreement[25]

(1) Amendment to Administrative Services Agreement[30]

	(h)	Form of Franklin Templeton Services, LLC Administrative Services Agreement[25]

(1) First Amendment to Administrative Services Agreement[30]

	(i)	Form of AIM Variable Insurance Funds Participation Agreement[27]

(1) First Amendment to Participation Agreement[36]

	(j)	Form of Invesco Aim Distributors, Inc. Distribution Services Agreement[27]

	(k)	Form of Invesco Aim Advisors, Inc. Administrative Services Agreement[27]

	(l)	Form of GE Investments Funds, Inc. Participation Agreement[27]

(1) Amendment to Participation Agreement[30]

	(m)	Form of GE Investment Distributors, Inc. Distribution and Services Agreement (Amendment and Restated)[30]

	(n)	Form of Van Kampen Life Investment Trust Participation Agreement[27]

	(o)	Form of Van Kampen Funds, Inc. Shareholder Service Agreement[27]

	(p)	Form of Van Kampen Asset Management Administrative Services Letter Agreement[27]

	(q)	Form of GE Investments Funds, Inc. Investor Services Agreement[30]

(1) First Amendment to Investor Services Agreement[30]

	(r)	Form of PIMCO Variable Insurance Trust Participation Agreement[30]

(1) First Amendment to Participation Agreement[33]

(2) Second Amendment to Participation Agreement[33]

	(s)	Form of Allianz Global Investors Distributors LLC Selling Agreement[30]

	(t)	Form of PIMCO LLC Services Agreement[30]

	(u)	Form of MFS Variable Insurance Trust Participation Agreement[32]

(1) First Amendment to Participation Agreement[32]

(2) Second Amendment to Participation Agreement[33]

	(v)	Form of MFS Variable Insurance Trust Administrative Services Agreement[32]

	(w)	Participation Agreement with Fidelity Variable Insurance Products (Variable Insurance Products Funds, Variable Insurance Products Fund II, Variable Insurance Products Fund III and Variable Insurance Products Funds V)[36]

(1) First Amendment to Participation Agreement[36]

(2) Second Amendment to Participation Agreement[36]

	(x)	Service Contract with Fidelity Distributors Corporation[36]

(1) Amendment to Service Contract[36]

	(y)	Participation Agreement with First Trust Variable Insurance Trust[36]

	(z)	Administrative Services Agreement with First Trust Variable Insurance Trust[36]

	(aa)	Support Agreement with First Trust Advisors L.P.[36]

9.	Opinion and Consent of legal officer of Pacific Life as to the legality of Contracts being registered.[1]

10.	Consent of Independent Registered Public Accounting Firm and Consent of Independent Auditors[36]

11.	Not applicable

12.	Not applicable

13.	Powers of Attorney[36]

[1]	Included in Registrant’s Form N-4, File No. 333-93059, Accession No. 0000912057-99-009849 filed on December 17, 1999 and incorporated by reference herein.
[2]	Included in Registrant’s Form N-4, File No. 333-93059, Accession No. 0000912057-00-015739 filed on March 31, 2000 and incorporated by reference herein.
[3]	Included in Registrant’s Form N-4, File No. 333-93059, Accession No. 0000912057-00-018010 filed on April 14, 2000 and incorporated by reference herein.
[4]	Included in Registrant’s Form N-4, File No. 333-93059, Accession No. 0000912057-00-052614 filed on December 7, 2000 and incorporated by reference herein.
[5]	Included in Registrant’s Form N-4, File No. 333-93059, Accession No. 0000912057-00-055027 filed on December 28, 2000 and incorporated by reference herein.
[6]	Included in Registrant’s Form N-4, File No. 333-93059 Accession No. 0000912057-01-007165 filed on March 2, 2001 and incorporated by reference herein.
[7]	Included in Registrant’s Form N-4, File No. 333-93059, Accession No. 0000912057-01-510459 filed on April 25, 2001 and incorporated by reference herein.
[8]	Included in Registrant’s Form N-4, File No. 333-93059, Accession No. 0001017062-01-500247 filed on May 10, 2001 and incorporated by reference herein.
[9]	Included in Registrant’s Form N-4, File No. 333-93059, Accession No. 0000898430-01-503115 filed on October 25, 2001 and incorporated by reference herein.
[10]	Included in Registrant’s Form N-4, File No. 333-93059, Accession No. 0001017062-02-000788 filed on April 30, 2002 and incorporated by reference herein.
[11]	Included in Registrant’s Form N-4, File No. 333-93059, Accession No. 0001017062-02-002149 filed on December 19, 2002 and incorporated by reference herein.
[12]	Included in Registrant’s Form N-4, File No. 333-93059, Accession No. 0001017062-03-000460 filed on March 18, 2003 and incorporated by reference herein.
[13]	Included in Registrant’s Form N-4, File No. 333-93059, Accession No. 0001017062-03-000934 filed on April 25, 2003 and incorporated by reference herein.
[14]	Included in Registrant’s Form N-4, File No. 333-93059, Accession No. 0001193125-03-099264 filed on December 24, 2003 and incorporated by reference herein.
[15]	Included in Registrant’s Form N-4, File No. 333-93059, Accession No. 0001193125-04-031276 filed on February 27, 2004 and incorporated by reference herein.
[16]	Included in Registrant’s Form N4, File No. 333-93059, Accession No. 0000892569-04-000882 filed on October 15, 2004 and incorporated by reference herein.
[17]	Included in Registrant’s Form N-4, File No. 333-93059, Accession No. 0000892569-05-000253 filed on April 19, 2005 and incorporated by reference herein.
[18]	Included in Registrant’s Form N-4, File No. 333-93059, Accession No. 0000892569-05-000439 filed on June 15, 2005 and incorporated by reference herein.
[19]	Included in Registrant’s Form N-4, File No. 333-93059, Accession No. 0000892569-05-000569 filed on August 2, 2005 and incorporated by reference herein.
[20]	Included in Registrant’s Form N-4, File No. 333-93059, Accession No. 0000892569-06-000525 filed on April 17, 2006 and incorporated by reference herein.
[21]	Included in Registrant’s Form N-4, File No. 333-93059, Accession No. 0000892569-06-001250 filed on October 19, 2006 and incorporated by reference herein.
[22]	Included in Registrant’s Form N-4, File No. 333-93059, Accession No. 0000892569-07-000441 filed on April 16, 2007 and incorporated by reference herein.
[23]	Included in Registrant’s Form N-4, File No. 333-141135, Accession No. 0000892569-07-001521 filed on December 12, 2007 and incorporated by reference herein.
[24]	Included in Registrant’s Form N-4, File No. 333-93059, Accession No. 0000892569-08-000617 filed on April 21, 2008 and incorporated by reference herein.
[25]	Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-000961 filed on July 2, 2008 and incorporated by reference herein.
[26]	Included in Registrant’s Form N-4, File No. 333-93059, Accession No. 0000892569-08-001264 filed on September 11, 2008 and incorporated by reference herein.
[27]	Included in Registrant’s Form N-4, File No. 333-93059, Accession No. 0000892569-08-001554 filed on December 4, 2008 and incorporated by reference herein.
[28]	Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-09-000061 filed on February 9, 2009 and incorporated by reference herein.
[29]	Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000950123-09-050719 filed on October 16, 2009 and incorporated by reference herein.
[30]	Included in Registrant’s Form N-4, File No. 333-93059, Accession No. 0000950123-10-035839 filed on April 19, 2010 and incorporated by reference herein.
[31]	Included in Registrant’s Form N-4, File No. 333-93059, Accession No. 0000950123-10-115913 filed on December 23, 2010, and incorporated by reference herein.
[32]	Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0000950123-10-036181 filed on April 20, 2010, and incorporated by reference herein.
[33]	Included in Registrant’s Form N-4, File No. 333-93059, Accession No. 0000950123-11-036385 filed on April 18, 2011, and incorporated by reference herein.
[34]	Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-11-061492 filed on June 24, 2011, and incorporated by reference herein.
[35]	Included in Registrant’s Form N-4, File No. 333-175279, Accession No. 0000950123-11-063391 filed on July 1, 2011, and incorporated by reference herein.
[36]	Included in Registrant’s Form N-4, File No. 333-93059, Accession No. 0000950123-12-006356 filed on April 23, 2012, and incorporated by reference herein.

Item 25. Directors and Officers of Pacific Life

Name and Address	Positions and Offices with Pacific Life
James T. Morris	Director, Chairman and Chief Executive Officer

Khanh T. Tran	Director and President

Adrian S. Griggs	Executive Vice President and Chief Financial Officer

Sharon A. Cheever	Director, Senior Vice President and General Counsel

Jane M. Guon	Director, Vice President and Secretary

Edward R. Byrd	Senior Vice President and Chief Accounting Officer

Brian D. Klemens	Vice President and Controller

Dewey P. Bushaw	Executive Vice President

Denis P. Kalscheur	Senior Vice President and Treasurer

The address for each of the persons listed above is as follows:

700 Newport Center Drive

Newport Beach, California 92660

Item 26. Persons Controlled by or Under Common Control with Pacific Life or Separate Account A.

The following is an explanation of the organization chart of Pacific eLife’s subsidiaries:

Pacific Life is a Nebraska Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company), which is, in turn, 100% owned by Pacific Mutual Holding Company (a Nebraska Mutual Insurance Holding Company).

PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES

LEGAL STRUCTURE

	Jurisdiction of Incorporation or Organization	Percentage of Ownership by its Immediate Parent
Pacific Mutual Holding Company	Nebraska
Pacific LifeCorp	Delaware	100
Pacific Life Insurance Company	Nebraska	100
Pacific Life & Annuity Company	Arizona	100
Pacific Select Distributors, Inc.	California	100
Pacific Select, LLC	Delaware	100
Pacific Asset Holding LLC	Delaware	100
Pacific TriGuard Partners LLC#	Delaware	100
Grayhawk Golf Holdings, LLC	Delaware	95
Grayhawk Golf L.L.C.	Arizona	100
Las Vegas Golf I, LLC	Delaware	100
Angel Park Golf, LLC	Nevada	100
CW Atlanta, LLC	Delaware	100
City Walk Towers, LLC	Delaware	100
Kierland One, LLC	Delaware	100
Kinzie Member, LLC	Delaware	100
Parcel B Owner LLC	Delaware	88
Kinzie Parcel A Member, LLC	Delaware	100
Parcel A Owner LLC	Delaware	90
PL/KBS Fund Member, LLC	Delaware	100
KBS/PL Properties, L.P.#	Delaware	99.9
Wildflower Member, LLC	Delaware	100
Epoch-Wildflower, LLC	Florida	99
Sedona Golf Club, LLC	Delaware	100
Glenoaks Golf Club, LLC	Delaware	100
Polo Fields Golf Club, LLC	Delaware	100
PL Regatta Member, LLC	Delaware	100
Pacific Asset Loan LLC	Delaware	100
PL Vintage Park Member, LLC	Delaware	100
PL Broadstone Avena Member, LLC	Delaware	100
PAR Industrial LLC	Delaware	100
Confederation Life Insurance and Annuity Company	Georgia	100
Pacific Life Fund Advisors LLC	Delaware	100
Pacific Alliance Reinsurance Company of Vermont	Vermont	100
Pacific Mezzanine Associates L.L.C.	Delaware	67
Pacific Mezzanine Investors L.L.C.#	Delaware	100
Pacific Global Advisors LLC	Delaware	100
Pacific Services Canada Limited	Canada	100
Aviation Capital Group Corp.	Delaware	100
ACG Acquisition 4063 LLC	Delaware	100
ACG Acquisition 4084 LLC	Delaware	100
ACG Acquisition Ireland III Limited	Ireland	100
ACG Acquisition Ireland V Ltd.	Ireland	100
ACG Acquisition 4658 LLC	Delaware	100
ACG Acquisition 2688 LLC	Delaware	100
Aviation Capital Group Singapore Pte. Ltd.	Singapore	100
ACG International Ltd.	Bermuda	100
ACG Capital Partners Singapore Pte. Ltd.	Singapore	50
ACG Capital Partners LLC	Delaware	100
ACG Acquisition VI LLC	Nevada	50
ACG Acquisition XIX LLC	Delaware	20
ACG XIX Holding LLC	Delaware	100
Aviation Capital Group Trust	Delaware	100
ACG Acquisition XV LLC	Delaware	100
ACG Acquisition XX LLC	Delaware	100
ACG Acquisition (Bermuda) Ltd.	Bermuda	100
ACG Acquisition Ireland Limited	Ireland	100
ACG Acquisition Labuan Ltd.	Labuan	100
ACG Acquisitions Sweden AB	Sweden	100
ACG Acquisition XXI LLC	Delaware	100
ACG Trust 2004 -1 Holding LLC	Delaware	100
ACG Funding Trust 2004-1	Delaware	100
ACG 2004-1 Bermuda Limited	Bermuda	100
ACG Acquisition 2004-1 Ireland Limited	Ireland	100
ACG Trust II Holding LLC	Delaware	100
Aviation Capital Group Trust II	Delaware	100
ACG Acquisition XXV LLC	Delaware	100
ACG Acquisition 37 LLC	Delaware	100
ACG Acquisition 38 LLC	Delaware	100
ACG Acquisition Ireland II Limited	Ireland	100
ACG Acquisition (Bermuda) II Ltd.	Bermuda	100
ACG Acquisition XXIX LLC	Delaware	100
ACG Acquisition XXX LLC	Delaware	100
ACG Acquisition 31 LLC	Delaware	100
ACG Acquisition 32 LLC	Delaware	100
ACG Acquisition 33 LLC	Delaware	100
ACG Acquisition 36 LLC	Delaware	100
ACG Acquisition 39 LLC	Delaware	100
ACGFS LLC	Delaware	100
ACG Acquisition 35 LLC	Delaware	100
Boullioun Aviation Services Inc.	Washington	100
Boullioun Aircraft Holding Company, Inc.	Washington	100
Boullioun Portfolio Finance III LLC	Nevada	100
ACG ECA Bermuda Limited	Ireland	100
ACG III Holding LLC	Delaware	100
ACG Trust III	Delaware	100
RAIN I LLC	Delaware	100
RAIN II LLC	Delaware	100
RAIN III LLC	Delaware	100
RAIN IV LLC	Delaware	100
RAIN V LLC	Delaware	100
RAIN VI LLC	Delaware	100
RAIN VII LLC	Delaware	100
RAIN VIII LLC	Delaware	100
ACG Acquisition 169 LLC	Delaware	100
ACG Acquisition 30271 LLC	Delaware	100
ACG Acquisition 30744 LLC	Delaware	100
ACG Acquisition 30745 LLC	Delaware	100
ACG Acquisition 30289 LLC	Delaware	100
ACG Acquisition 30293 LLC	Delaware	100
ACG Acquisition 1176 LLC	Delaware	100
0179 Statutory Trust	Connecticut	100
ACG Acquisition 30277 LLC	Delaware	100
Bellevue Aircraft Leasing Limited	Ireland	100
Rainier Aircraft Leasing (Ireland) Limited	Ireland	100
ACG Acquisition (Cyprus) Ltd.	Cyprus	100
ACG Acquisition (Bermuda) III Ltd.	Bermuda	100
ACG 2006-ECA LLC	Delaware	100
ACG Acquisition 2692 LLC	Delaware	100
ACG ECA-2006 Ireland Limited	Ireland	100
ACG Acquisition 2987 LLC	Delaware	100
ACG Acquisition Aruba NV	Aruba	100
Bellevue Coastal Leasing LLC	Washington	100
ACG Capital Partners Ireland Limited	Ireland	100
ACG Acquisition 30288 LLC	Delaware	100
ACGCP Acquisition 979 LLC	Delaware	100
ACG Trust 2009-1 Holding LLC	Delaware	100
ACG Funding Trust 2009-1	Delaware	100
ACG Acquisition 29677 LLC	Delaware	100
ACG Acquisition 4913 LLC	Delaware	100
ACG Acquisition 4941 LLC	Delaware	100
ACG Acquisition 4942 LLC	Delaware	100
ACG Acquisition 4891 LLC	Delaware	100
ACG Acquisition 5047 LLC	Delaware	100
ACG Acquisition 5048 LLC	Delaware	100
ACG Acquisition 5063 LLC	Delaware	100
ACG Acquisition 5136 LLC	Delaware	100
ACG Acquisition 38105 LLC	Delaware	100
ACG Acquisition 38106 LLC	Delaware	100
ACG Acquisition 4864 LLC	Delaware	100
ACG Acquisition 4883 LLC	Delaware	100
ACG Acquisition 5096 LLC	Delaware	100
ACG Acquisition 5193 LLC	Delaware	100
ACG Acquisition 5278 LLC	Delaware	100
ACG Acquisition 5299 LLC	Delaware	100
ACG Acquisition 38884 LLC	Delaware	100
ACG Acquisition 38885 LLC	Delaware	100
ACG Acquisition 39891 LLC	Delaware	100
ACG Acquisition 40547 LLC	Delaware	100
0168 Statutory Trust	Connecticut	100
ACG ECA Ireland Limited	Ireland	100
ACG Bermuda Leasing Limited	Bermuda	100
ACG Acquisition BR 2012-10A LLC	Delaware	100
ACG Acquisition BR 2012-10B LLC	Delaware	100
ACG Acquisition BR 2012-11 LLC	Delaware	100
ACG Acquisition BR 2013-02 LLC	Delaware	100
Pacific Asset Funding, LLC	Delaware	100
Pacific Life & Annuity Services, Inc.	Colorado	100
Bella Sera Holdings, LLC	Delaware	100
Pacific Life Re Holdings LLC	Delaware	100
Pacific Life Re Holdings Limited	U.K.	100
Pacific Life Re Services Limited	U.K.	100
Pacific Life Re Limited	U.K.	100
Pacific Alliance Reinsurance Ltd.	Bermuda	100
Pacific Life Reinsurance (Barbados) Limited	Barbados	100
Pacific Alliance Excess Reinsurance Company	Vermont	100

#    =    Abbreviated structure

Item 27. Number of Contractholders

(1)	Pacific Innovations—Approximately	881	Qualified
		804	Non Qualified

(2)	Pacific Innovations Select—Approximately	89,315	Qualified
		51,546	Non Qualified

Item 28. Indemnification

(a)	The Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company (collectively referred to as “Pacific Life”) and Pacific Select Distributors, Inc. (PSD) provides substantially as follows:

Pacific Life shall indemnify and hold harmless PSD and PSD’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages, and liabilities incurred as the direct or indirect result of: (i) negligent, dishonest, fraudulent, unlawful, or criminal acts, statements, or omissions by Pacific Life or its employees, agents, officers, or directors; (ii) Pacific Life’s breach of this Agreement; (iii) Pacific Life’s failure to comply with any statute, rule, or regulation; (iv) a claim or dispute between Pacific Life and a Broker/Dealer (including its Representatives) and/or a Contract owner. Pacific Life shall not be required to indemnify or hold harmless PSD for expenses, losses, claims, damages, or liabilities that result from PSD’s misfeasance, bad faith, negligence, willful misconduct or wrongful act.

PSD shall indemnify and hold harmless Pacific Life and Pacific Life’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages and liabilities incurred as the direct or indirect result of: (i) PSD’s breach of this Agreement; and/or (ii) PSD’s failure to comply with any statute, rule, or regulation. PSD shall not be required to indemnify or hold harmless Pacific Life for expenses, losses, claims, damages, or liabilities that have resulted from Pacific Life’s willful misfeasance, bad faith, negligence, willful misconduct or wrongful act.

(b)	The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. (PSD) and Various Broker-Dealers and Agency (Selling Entities) provides substantially as follows:

Pacific Life and PSD agree to indemnify and hold harmless Selling Entities, their officers, directors, agents and employees, against any and all losses, claims, damages, or liabilities to which they may become subject under the Securities Act, the Exchange Act, the Investment Company Act of 1940, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the Securities Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature provided by Pacific Life and PSD.

Selling Entities agree to, jointly and severally, hold harmless and indemnify Pacific Life and PSD and any of their respective affiliates, employees, officers, agents and directors (collectively, “Indemnified Persons”) against any and all claims, liabilities and expenses (including, without limitation, losses occasioned by any rescission of any Contract pursuant to a “free look” provision or by any return of initial purchase payment in connection with an incomplete application), including, without limitation, reasonable attorneys’ fees and expenses and any loss attributable to the investment experience under a Contract, that any Indemnified Person may incur from liabilities resulting or arising out of or based upon (a) any untrue or alleged untrue statement other than statements contained in the registration statement or prospectus relating to any Contract, (b) (i) any inaccurate or misleading, or allegedly inaccurate or misleading sales material used in connection with any marketing or solicitation relating to any Contract, other than sales material provided preprinted by Pacific Life or PSD, and (ii) any use of any sales material that either has not been specifically approved in writing by Pacific Life or PSD or that, although previously approved in writing by Pacific Life or PSD, has been disapproved, in writing by either of them, for further use, or (c) any act or omission of a Subagent, director, officer or employee of Selling Entities, including, without limitation, any failure of Selling Entities or any Subagent to be registered as required as a broker/dealer under the 1934 Act, or licensed in accordance with the rules of any applicable SRO or insurance regulator.

Item 29. Principal Underwriters

(a)	PSD also acts as principal underwriter for Pacific Select Variable Annuity Separate Account, Separate Account B, Pacific Corinthian Variable Separate Account, Pacific Select Separate Account, Pacific Select Exec Separate Account, COLI Separate Account, COLI II Separate Account, COLI III Separate Account, COLI IV Separate Account, COLI V Separate Account, Separate Account A of Pacific Life & Annuity Company, Pacific Select Exec Separate Account of Pacific Life & Annuity Company, Separate Account I of Pacific Life Insurance Company, Separate Account I of Pacific Life & Annuity Company.

(b)	For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

(c)	PSD retains no compensation or net discounts or commissions from the Registrant.

Item 30. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31. Management Services

Not applicable

Item 32. Undertakings

The registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b)	to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations

(a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

(b) The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a)-(d) of the Rule have been complied with.

(c) REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract (“Contract”) described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(a) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 46 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 30th day of July, 2012.

SEPARATE ACCOUNT A (Registrant)

By:	PACIFIC LIFE INSURANCE COMPANY

By:
James T. Morris*
Director, Chairman and Chief Executive Officer

By:	PACIFIC LIFE INSURANCE COMPANY (Depositor)

By:
James T. Morris*
Director, Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 46 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

	Director, Chairman and Chief Executive Officer	July 30, 2012
James T. Morris*

	Director and President	July 30, 2012
Khanh T. Tran*

	Executive Vice President and Chief Financial Officer	July 30, 2012
Adrian S. Griggs*

	Director, Senior Vice President and General Counsel	July 30, 2012
Sharon A. Cheever*

	Director, Vice President and Secretary	July 30, 2012
Jane M. Guon*

	Senior Vice President and Chief Accounting Officer	July 30, 2012
Edward R. Byrd*

	Vice President and Controller	July 30, 2012
Brian D. Klemens*

	Executive Vice President	July 30, 2012
Dewey P. Bushaw*

	Senior Vice President and Treasurer	July 30, 2012
Denis P. Kalscheur*

*By:	/s/ SHARON A. CHEEVER	July 30, 2012
Sharon A. Cheever
as attorney-in-fact

(Powers of Attorney are contained in Post-Effective Amendment No. 45 of the Registration Statement filed on Form N-4 for Separate Account A, File No. 333-93059, Accession No. 0000950123-12-006356, filed on April 23, 2012, as Exhibit 13).